CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME - USD ($) $ in Millions	3 Months Ended									12 Months Ended
	Mar. 31, 2016	Dec. 31, 2015	Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Consolidated Statement of Comprehensive Income [Abstract]
Net income	$ (37.9)	$ (62.7)	$ 5.9	$ 42.3	$ 13.1	$ 12.8	$ 26.1	$ 37.3	$ 29.5	$ (1.4)	$ 105.7	$ 178.6
Other comprehensive (loss) income, net of tax:
Foreign currency translation adjustments, net	15.5				(1.4)					(9.8)	(1.8)	(2.6)
Unrealized losses on derivative contracts, net	3.0				(0.3)					(2.7)	(5.1)	(3.8)
Pension and postretirement liability adjustments, net										(78.8)	(86.6)	(7.7)
Amortization of prior service costs and actuarial losses, net	3.8				5.1					41.9	15.5	20.3
Total other comprehensive (loss) income, net of tax	22.3				3.4					(49.4)	(78.0)	6.2
Comprehensive (loss) income	$ (15.6)				$ 16.5					$ (50.8)	$ 27.7	$ 184.8